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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116



                                September 8, 2006
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MetLife of CT Fund UL III for Variable Life Insurance File No. 811-9215

Commissioners:

     Semi-annual reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of MetLife of CT Fund UL III for Variable Life Insurance (formerly The Travelers Fund UL III for Variable Life Insurance) of MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual report for Dreyfus Stock Index Fund Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000846800, File No. 811-05719.

The semi-annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The semi-annual reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The semi-annual reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000941568, File No. 811-07261.

The semi-annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The semi-annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

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The semi-annual reports for certain series of DWS Investment VIT Funds (formerly
Scudder Investment VIT Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006373, File No. 811-07507.

The semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The semi-annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The semi-annual reports for certain series of Legg Mason Partners Investment Series (formerly Smith Barney Investment Series) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810271, File No. 811-05018.

The semi-annual reports for certain series of Legg Mason Partners Variable Series Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund Inc) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047909, File No. 811-08443.

The semi-annual reports for certain series of Legg Mason Partners Variable Portfolios II (formerly Greenwich Street Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The semi-annual reports for certain portfolios of Legg Mason Partners Variable Portfolios III, Inc. (formerly The Travelers Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.

The semi-annual reports for certain portfolios of Lord Abbett Series Fund Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000855396, File No. 811-05876.

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The semi-annual reports for certain portfolios of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The semi-annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The semi-annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

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The semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The semi-annual reports for certain series of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The semi-annual reports for certain series of The Merger Fund VL are incorporated by reference as filed on Form N-CSRS, CIK No. 0001208133, File No. 811-21279.

The semi-annual reports for certain portfolios of Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The semi-annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

                                              Sincerely,

                                              /s/ John E. Connolly, Jr.

                                              John E. Connolly, Jr.